Segment Information - Summary of Operating Results of Reportable Segments (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [Line Items]
Revenues	$ 1,954	$ 1,785	$ 4,041	$ 3,685
Reportable segments adjusted EBITDA	781	707	1,687	1,549
Corporate costs	(36)	(29)	(61)	(62)
Fair value adjustments	(2)	(17)	1	(34)
Depreciation	(27)	(28)	(55)	(55)
Other operating gains, net	68	5	68	2
Operating profit	558	436	1,197	999
Net interest expense	(47)	(35)	(86)	(65)
Other finance income (costs)	8	(48)	17	(58)
Share of post-tax losses in equity method investments	(4)	(4)	(11)	(10)
Tax expense	(71)	(52)	(196)	(144)
Earnings from continuing operations	444	297	921	722
Operating segments [member] | Legal Professionals [member]
Disclosure of operating segments [Line Items]
Revenues	772	704	1,528	1,392
Reportable segments adjusted EBITDA	371	339	736	675
Operating segments [member] | Corporates [member]
Disclosure of operating segments [Line Items]
Revenues	537	480	1,145	1,028
Reportable segments adjusted EBITDA	200	172	443	387
Operating segments [member] | Tax, Audit & Accounting Professionals [member]
Disclosure of operating segments [Line Items]
Revenues	311	274	721	632
Reportable segments adjusted EBITDA	120	110	341	318
Operating segments [member] | Reuters [member]
Disclosure of operating segments [Line Items]
Revenues	229	218	441	414
Reportable segments adjusted EBITDA	48	45	82	84
Operating segments [member] | Global Print [member]
Disclosure of operating segments [Line Items]
Revenues	111	114	223	230
Reportable segments adjusted EBITDA	42	41	85	85
Eliminations [member]
Disclosure of operating segments [Line Items]
Revenues	(6)	(5)	(17)	(11)
Software [Member]
Disclosure of operating segments [Line Items]
Amortization	(201)	(178)	(394)	(352)
Other identifiable intangible assets [member]
Disclosure of operating segments [Line Items]
Amortization	$ (25)	$ (24)	$ (49)	$ (49)